Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Expense form operating leases	$ 59,700	$ 56,025
Non-cancellable operating leases	$ 44,550